OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
SCHEDULE OF OPERATING LEASE COST
	December 31
	2025	2024	2023
	U.S. dollars in thousands
Operating lease cost	395	360	781
Short term lease costs	-	2	18
Total lease costs	395	362	799

SCHEDULE OF CASH FLOW AND OTHER INFORMATION RELATED TO OPERATING LEASES

Cash flow and other information related to operating leases were as follows:

	December 31
	2025	2024	2023
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	455	470	443
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-	108

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES

Other information related to operating leases were as follows:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term - operating leases	1.8 years	2.7 years	3.9 years
Weighted-average discount rate	11.91%	12.00%	12.88%

SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2025
2026	425
2027	357
Total operating lease payments	782
Less: imputed interest	(58)
Present value of lease liabilities	724